Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2022
Revenue Recognition [Abstract]
Schedule of revenues under each performance
	Year Ended December 31,
	2022	2021
Hosted services	$17,743	$12,764
Professional services	4,220	7,142
Monetization	844	1,291
Licensing	8,322	—
Total	$31,129	$21,197

Schedule of disaggregates revenue by geographic location
	Year Ended December 31,
	2022	2021
Korea	$14,530	$2,460
Germany	4,134	7,526
United States	3,344	4,030
Japan	3,866	3,797
France	4,023	2,616
Other	1,232	768
Total	$31,129	$21,197

Schedule of revenue recognition pattern
	Year Ended December 31,
	2022	2021
Over time revenue	$19,955	$15,210
Point-in-time	11,174	5,987
Total	$31,129	$21,197

Schedule of service
	Year Ended December 31,
	2022	2021
Product royalties	$28,447	$18,356
Service subscriptions	1,838	1,550
Monetization	844	1,291
Total	$31,129	$21,197